Preserver Alternative Opportunities Fund
Schedule of Investments
May 31, 2022 - (Unaudited)
COMMON STOCKS — 59.79% Shares Fair Value
Canada — 2.18%
Materials — 1.09%
Nutrien Ltd. 3,000 $ 291,570
Real Estate — 1.09%
NorthWest Healthcare Properties REIT 27,760 289,923
Total Canada 581,493
France — 1.55%
Industrials — 1.55%
Schneider Electric SE 3,000 415,499
Ireland — 1.12%
Technology — 1.12%
Accenture PLC, Class A 1,000 298,460
Japan — 0.97%
Consumer Staples — 0.97%
ITOCHU Corp. 9,000 258,347
Switzerland — 1.12%
Health Care — 1.12%
Alcon, Inc. 4,000 298,920
United Kingdom — 0.54%
Communications — 0.54%
S4 Capital PLC
(a)
40,000 143,053
United States — 52.31%
Communications — 2.00%
Activision Blizzard, Inc. 4,000 311,520
Walt Disney Co. (The)
(a)
2,000 220,880
532,400
Consumer Discretionary — 10.35%
AutoZone, Inc.
(a)
175 360,439
Chipotle Mexican Grill, Inc.
(a)
200 280,510
Fortune Brands Home & Security, Inc. 3,500 242,725
Home Depot, Inc. (The) 1,000 302,750
Lithia Motors, Inc., Class A 1,000 304,470
LKQ Corp. 6,000 308,340
Marriott International, Inc., Class A 1,800 308,844
Mattel, Inc.
(a)
12,500 314,000
Ulta Beauty, Inc.
(a)
800 338,480
2,760,558
Consumer Staples — 5.00%
Bunge Ltd. 3,000 354,960
Coca-Cola Co. (The)
(b)
6,000 380,280
Costco Wholesale Corp. 600 279,732
Sanderson Farms, Inc. 1,600 319,200
1,334,172

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 59.79% - continued Shares Fair Value
Energy — 4.18%
Exxon Mobil Corp.
(b)
4,000 $ 384,000
Marathon Petroleum Corp. 3,800 386,802
Occidental Petroleum Corp. 5,000 346,550
1,117,352
Financials — 3.62%
Blackstone, Inc.
(b)
4,000 471,160
Fidelity National Financial, Inc. 6,500 274,950
Regions Financial Corp. 10,000 220,900
967,010
Health Care — 2.68%
AmerisourceBergen Corp. 2,500 386,975
Royalty Pharma PLC, Class A 8,000 329,120
716,095
Industrials — 3.43%
Crane Holding Co. 3,000 286,980
Deere & Co. 1,000 357,780
Littelfuse, Inc. 1,000 270,200
914,960
Materials — 2.20%
Carlisle Cos., Inc. 1,300 330,759
Steel Dynamics, Inc. 3,000 256,140
586,899
Real Estate — 8.19%
American Homes 4 Rent, Class A 8,000 295,680
AvalonBay Communities, Inc. 1,300 270,348
Jones Lang LaSalle, Inc.
(a)
1,500 295,980
Lamar Advertising Co., Class A 2,600 254,670
Life Storage, Inc. 3,000 350,280
Prologis, Inc. 3,000 382,440
SBA Communications Corp., Class A 1,000 336,610
2,186,008
Technology — 10.38%
Adobe, Inc.
(a)
800 333,184
Apple, Inc. 2,000 297,680
Fiserv, Inc.
(a)
3,000 300,540
Intuit, Inc. 700 290,122
MasterCard, Inc., Class A 1,000 357,870
Microsoft Corp.
(b)
1,000 271,870
Motorola Solutions, Inc. 2,000 439,480
QUALCOMM, Inc.
(b)
2,000 286,440
salesforce.com, Inc.
(a)
1,200 192,288
2,769,474
Utilities — 0.28%
Ferrellgas Partners LP, Class B 364 74,620
Total United States 13,959,548
Total Common Stocks (Cost $15,149,733) 15,955,320

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
PREFERRED STOCKS — 6.29% Shares Fair Value
United States — 6.29%
Financials — 3.91%
B. Riley Financial, Inc., 5.25% 14,000 $ 320,740
Capital One Financial Corp., Series J, 4.80% 16,000 327,040
Citigroup, Inc., Series J, 7.13% 5,000 131,350
PennyMac Mortgage Investment Trust, Series C, 6.75% 12,000 264,360
1,043,490
Real Estate — 2.38%
DigitalBridge Group, Inc., 7.15% 15,100 363,004
Hersha Hospitality Trust, Series C, 6.88% 12,000 271,080
634,084
Total Preferred Stocks (Cost $1,712,460) 1,677,574
CLOSED END FUNDS — 3.19%
Cohen & Steer Tax-Advantaged
Preferred Securities and Income Fund 14,000 279,860
Doubleline Income Solutions Fund 13,000 172,380
Western Asset Emerging Markets Debt
Fund, Inc. 15,000 145,800
Blackrock Capital Allocation Trust 16,000 253,280
Total Closed End Funds (Cost $974,696) 851,320
EXCHANGE-TRADED FUNDS — 6.82%
Invesco DB Agriculture Fund
(a)
25,000 549,750
iShares 20+ Year Treasury Bond ETF 5,000 582,800
iShares iBoxx $ Investment Grade
Corporate Bond ETF 6,000 686,640
Total Exchange-Traded Funds (Cost $1,819,498) 1,819,190
CORPORATE BONDS — 8.79%
Principal
Amount Fair Value
Netherlands — 1.15%
Health Care — 1.15%
Teva Pharmaceutical Finance Netherlands III BV, 6.75%,
3/1/2028 $ 300,000 305,985
United States — 7.64%
Communications — 0.76%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025 200,000 201,650
Consumer Discretionary — 1.17%
International Game Technology PLC, 5.35%, 10/15/2023 120,000 121,018
L Brands, Inc., 5.25%, 2/1/2028 200,000 191,461
312,479
Financials — 4.99%
Bank of America Corp., Series FF, 5.88%, Perpetual 250,000 236,445

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
CORPORATE BONDS — 8.79% - continued
Principal
Amount Fair Value
Citigroup Global Markets Holdings, Inc., Series N, MTN, 7.00%,
12/3/2026
(c)
$ 500,000 $ 428,772
Citigroup, Inc., Series M, 6.30%, Perpetual (3MO LIBOR +
342.30bps)
(c)
220,000 212,355
PNC Bank NA, 4.05%, 7/26/2028 250,000 248,866
Stifel Financial Corp., 4.25%, 7/18/2024 200,000 203,921
1,330,359
Industrials — 0.37%
Timken Co. (The), 3.88%, 9/1/2024 100,000 99,926
Real Estate — 0.35%
Senior Housing Properties Trust, 4.75%, 5/1/2024 100,000 94,114
Total United States 2,038,528
Total Corporate Bonds
(Cost $2,411,835) 2,344,513
U.S. TREASURY OBLIGATIONS — 4.01%
United States Treasury Bond, 1.88% , 2/15/2041 350,000 281,162
United States Treasury Inflation Indexed Bonds, 0.13% ,
4/15/2025
(d)
240,000 273,714
United States Treasury Inflation Indexed Bonds, 0.38% ,
7/15/2025
(d)
200,000 251,188
United States Treasury Inflation Indexed Bonds, 2.00% ,
1/15/2026
(d)
167,000 263,713
Total U.S. Treasury Obligations (Cost $1,060,443) 1,069,777
COLLATERALIZED MORTGAGE OBLIGATIONS
— 1.15%
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1,
6.00% , 10/25/2033 33,492 32,463
Countrywide Home Loans Mortgage Pass Through Trust, Series
2004-HYB9, Class 1A1, 2.51% , 2/20/2035
(c)
5,827 5,848
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 1.17% ,
6/25/2035 (1MO LIBOR + 50bps)
(c)
8,052 8,056
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1,
2.24% , 11/19/2034
(c)
53,497 52,275
Impac CMB Trust, Series 2005-08, Class 2B, 2.71% , 2/25/2036
(1MO LIBOR + 225bps)
(c)
63,891 61,790
Residential Asset Mortgage Products, Inc., Series 2001-RS2,
Class MII2, 2.09% , 6/25/2031 (1MO LIBOR + 142.5bps)
(c)
147,392 145,836
Total Collateralized Mortgage Obligations (Cost $295,248) 306,268
Total Investments — 90.04% (Cost $23,423,913) 24,023,962
Other Assets in Excess of Liabilities — 9.96% 2,656,649
NET ASSETS — 100.00% $ 26,680,611

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for unsettled security transactions or options.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
May 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread
(in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
ETF - Exchange-Traded Fund
MTN - Medium Term Note
REIT - Real Estate Investment Trust

Preserver Alternative Opportunities Fund
Schedule of Open Written Option Contracts
May 31, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS  — (0.03)%
Blackstone, Inc. (13) $ (153,127) $ 115.00 6/17/2022 $ (7,605)
WRITTEN PUT OPTIONS  — (0.00) %
(a)
QUALCOMM, Inc. (5) (71,610) 125.00 6/17/2022 (425)
Total Written Options (Premiums Received
$3,951) $ (8,030)
(a) Percentage rounds to less than (0.005)%